INCOME TAXES (Encouragement Of Industry And Capital Investments) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 27, 2013
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period	10 years
Tax rate for Israeli corporate	26.50%	26.50%	25.00%
Amount paid in accordance with the Trapped Profits Law				$ 4,000
Approved Enterprise Programs [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings	$ 235,112
Tax liability resulting from distribution of earnings	$ 32,835
Know-How And Patents [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax benefit amortization period	8 years
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Amount paid in accordance with the Trapped Profits Law				$ 57,173